Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets [text block]
	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Patent and technology fee	$12,078,767	196,781	-	12,275,548
Accumulated amortization:
Patent and technology fee	9,756,528	628,606	117	10,385,251
Net carrying amounts	$2,322,239			1,890,297

	For the year ended December 31, 2018
	Balance, Beginning of Year	Additions	Effect of change in consolidated entities	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Goodwill	$-	-	600,324	-	600,324
Patent and technology fee	12,275,548	-	-	(3,806)	12,271,742
Others	-	-	150,436	-	150,436
	12,275,548	-	750,760	(3,806)	13,022,502
Accumulated amortization:
Patent and technology fee	10,385,251	518,404	-	(386)	10,903,269
Others	-	22,565	-	-	22,565
	10,385,251	540,969	-	(386)	10,925,834
Net carrying amounts	$1,890,297				2,096,668

Disclosure of goodwill [text block]
The Company acquired goodwill and other intangible assets arising from the business combination in March 2018. Please refer to note 15 for the relevant information.

For the purpose of impairment test, the following table shows the information of the operating business that the Company’s goodwill allocating to.

December 31, 2018
(in thousands)
Display business	$600,324